UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21480
                                                     ---------

              The Topiary Fund for Benefit Plan Investors (BPI) LLC
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                               New York, NY 10154
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-454-6849
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



             THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                       CONSOLIDATED FINANCIAL STATEMENTS


                       For the Year Ended March 31, 2007

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Statements

                        For the Year Ended March 31, 2007
--------------------------------------------------------------------------------

The financial  statements of The Topiary  Master Fund for Benefit Plan Investors
(BPI) LLC are attached and should be read in conjunction with the consolidated financial statements of The Topiary Fund for Benefit Plan Investors (BPI) LLC.

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ........................             1
Consolidated Statement of Assets, Liabilities and Members' Capital..............             2
Consolidated Statement of Operations............................................             3
Consolidated Statement of Changes in Members' Capital...........................             4
Consolidated Statement of Cash Flows............................................             5
Consolidated Financial Highlights...............................................             6
Notes to Consolidated Financial Statements......................................          7-13
Directors and Officers Biographical Data........................................         14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings ....................            19
THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC ...................  ATTACHMENT A

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of The Topiary Fund for Benefit Plan Investors (BPI) LLC

In our opinion, the accompanying consolidated statement of assets, liabilities and members' capital, and the related consolidated statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respect, the financial position of The Topiary Fund for Benefit Plan Investors (BPI) LLC and its subsidiary (the "Fund") at March 31, 2007, the results of their operations and their cash flows for the year then ended, the changes in their members' capital for each of the two years in the period then ended and the financial highlights for the two years then ended and for the period October 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 10 to the financial statements, the Board of Directors of the Fund has approved a reorganization plan subject to approval of the terms of an acquisition agreement and subsequent approval by the Members of the Fund, whereby substantially all of the assets and liabilities of the Fund will be acquired by a third party.


MAY 29, 2007

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

       Consolidated Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2007


ASSETS
Investments in the Master Fund                            $ 85,501,029
Receivable from Adviser                                        100,438
                                                          ------------
         TOTAL ASSETS                                     $ 85,601,467
                                                         =============
LIABILITIES
Professional fees payable                                $      92,658
Administration fees payable                                      4,000
Custodian fees payable                                           3,780
                                                          ------------
         TOTAL LIABILITIES                                     100,438
                                                          ------------
MEMBERS' CAPITAL                                            85,501,029
                                                          ------------
TOTAL LIABILITIES AND MEMBERS' CAPITAL                   $  85,601,467
                                                         =============


        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Operations

                        For the Year Ended March 31, 2007


NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND:
   Income                                                                                              $    242,402
   Expenses                                                                                              (1,480,969)
                                                                                                       ------------
Net investment loss allocated from the Master Fund                                                      (1,238,567)
                                                                                                       ------------
FUND INCOME
    Interest income                                                                                          1,216

FUND EXPENSES
   Professional fees                                                                  135,383
   Administration fees                                                                 24,000
   Custodian fees                                                                      11,530
                                                                                 ------------
Total expenses                                                                        170,913

Fund expenses reimbursed                                                             (170,913)
                                                                                 ------------
Net expenses                                                                                                     -
                                                                                                       ------------
NET INVESTMENT INCOME FROM FUND                                                                              1,216
                                                                                                       ------------
Net investment loss                                                                                      (1,237,351)
                                                                                                       ------------
GAINS FROM INVESTMENT FUND TRANSACTIONS
   Net realized gains from investment funds allocated from the
         Master Fund                                                               1,689,054
    Net change in unrealized appreciation on investment funds allocated
     from the Master Fund (net of taxes: $397,489)                                 5,441,558
                                                                                 ------------
NET GAINS FROM INVESTMENT FUNDS TRANSACTIONS                                                             7,130,612
                                                                                                       ------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                        $  5,893,261
                                                                                                       ============



        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

             Consolidated Statements of Changes in Members' Capital

                                                                                        SPECIAL ADVISORY               OTHER
                                                                                             MEMBER              MEMBERS' CAPITAL
                                                                                     -----------------------  ----------------------
 FOR THE YEAR ENDED MARCH 31, 2006
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                   $          -             $   (860,033)
   Net realized gain from investment funds allocated from the  Master
     Fund                                                                                           -                  841,534
    Net change in unrealized appreciation on investment funds allocated
     from the Master Fund                                                                           -                6,662,200
                                                                                         ------------             ------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                     -                6,643,701
 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                                   -               36,250,624
    Redemptions                                                                               (57,188)              (1,145,178)
    Reallocation of incentive allocation                                                      464,280                 (464,280)
                                                                                         ------------             ------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                            407,092               34,641,166
                                                                                         ------------             ------------
          NET CHANGE IN MEMBERS' CAPITAL                                                      407,092               41,284,867
 Members' Capital at beginning of year                                                         57,188               29,116,174
                                                                                         ------------             ------------
 Members' Capital at end of year                                                         $    464,280             $ 70,401,041
                                                                                         ============             ============
          TOTAL CAPITAL ($70,865,321)

 FOR THE YEAR ENDED MARCH 31, 2007
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                   $          -             $ (1,237,351)

   Net realized gains from investment funds allocated from the  Master
     Fund                                                                                           -                1,689,054
   Net change in unrealized appreciation on investment funds allocated
     from the Master Fund                                                                           -                5,441,558
                                                                                         ------------             ------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                     -                5,893,261
 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                                                   -               28,316,789
    Redemptions                                                                              (466,201)             (19,108,141)
    Reallocation of incentive allocation                                                      186,483                 (186,483)
                                                                                         ------------             ------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                           (279,718)               9,022,165
                                                                                         ------------             ------------
          NET CHANGE IN MEMBERS' CAPITAL                                                     (279,718)              14,915,426
 Members' Capital at beginning of year                                                        464,280               70,401,041
                                                                                         ------------             ------------
 Members' Capital at end of year                                                         $    184,562             $ 85,316,467
                                                                                         ============             ============
          TOTAL CAPITAL ($85,501,029)



        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Cash Flows

                        For the Year Ended March 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' Capital from operations                                        $      5,893,261
   Adjustments to reconcile net increase in Members' Capital from operations to net cash used in operating activities:
       Purchases of investment in Master Fund                                                   (28,318,125)
       Redemption of investment in Master Fund                                                   19,574,456
       Net investment loss allocated from the Master Fund                                         1,238,567
       Net realized gains from investment funds allocated from the Master Fund                   (1,689,054)
       Net change in unrealized appreciation on investment funds allocated from the
           Master Fund                                                                           (5,441,558)
       Decrease in receivable from Master Fund                                                    3,223,157
       Increase in receivable from Adviser                                                          (13,073)
       Decrease in interest receivable                                                                    6
       Increase in professional fees payable                                                         11,183
       Increase in custodian fees payable                                                             1,890
                                                                                           ----------------
         NET CASH USED IN OPERATING ACTIVITIES                                                   (5,519,290)
                                                                                           ----------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                 25,093,632
   Redemptions                                                                                  (19,574,342)
                                                                                           ----------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                                5,519,290
                                                                                           ----------------
NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                   -

Cash and cash equivalents at beginning of year                                                            -
                                                                                           ----------------

Cash and cash equivalents at end of year                                                   $              -
                                                                                           ================


        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Highlights





                                                                                               PERIOD FROM OCTOBER 1,
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE                                                 2004 (COMMENCEMENT OF
MEMBERS' CAPITAL AND OTHER FINANCIAL HIGHLIGHTS         YEAR ENDED           YEAR ENDED         OPERATIONS) THROUGH
INFORMATION FOR THE PERIOD/YEAR:                      MARCH 31, 2007        MARCH 31, 2006        MARCH 31, 2005
                                                    ------------------    -----------------   -----------------------
     Ratios to average Members' capital:

     Net investment loss (b)                             (1.47%)              (1.57%)               (1.67%)(a)

     Net expenses (b)(c)                                  1.75%                1.75%                 1.75% (a)

     Incentive allocation                                 0.22%                0.82%                 0.58%
                                                         ------              -------                -----------
     Net expenses and incentive allocation                1.97%                2.57%                 2.33%

     Total return                                         6.87%               11.18%                 5.04% (d)
     Incentive allocation                                (0.22%)              (0.70%)               (0.20%)(d)
                                                         ------              -------                -----------
     Total return net of incentive allocation             6.65%               10.48%                 4.84% (d)

     Portfolio turnover rate of Master Fund                 26%                  39%                    3%
     Members' capital, end of year (thousands)        $ 85,501           $   70,865            $   29,173


(a)  Annualized for periods of less than one year.
(b) The Adviser waived and reimbursed $170,913 of fees for the year ended March 31, 2007. The net investment loss ratio would have been 0.20% greater and the net expenses ratio would have been 0.20% greater had these fees and expenses not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $322,273 and $349,691 of fees and expenses for the periods ended March 31, 2006 and 2005, respectively. The net investment loss ratio would have been 0.59% and 3.57% greater and the net expenses ratio would have been 0.59% and 3.57% greater had these fees and expenses not been waived and reimbursed by the Adviser.
(c) Expenses of the underlying Investment Funds are not included in the expense ratio; however expenses of the Master Fund are included.
(d)  Not annualized.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.


        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Fund") is a Delaware limited liability company organized on December 8, 2003 and commenced operations October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to generate long-term capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into The Topiary Offshore Fund for Benefit Plan Investors (BPI) LDC (the
"Offshore Fund"), a Cayman Islands limited duration company with the same investment objectives as the Fund. The Offshore Fund in turn invests substantially all of its investable assets in The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund"), a registered investment company with the same investment objectives as the Fund and the Offshore Fund. The Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns approximately 98.6% of the beneficial interests in the Master Fund at March 31, 2007. The remaining balance of the Master Fund is owned by DBAH Capital, L.L.C, an affiliate of DB Investment Managers, Inc. These financials statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation. The Offshore Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc., performing services as Topiary Fund Management, (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Generally, initial and additional applications for Interests by eligible investors may be accepted at such times as the Fund's operating agreement may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


1.  ORGANIZATION (CONTINUED)

to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, which are an integral part of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   VALUATIONS

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are included elsewhere in this report.

B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Investments in the Master Fund are recorded on the effective date of the subscription in the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, interest income on the Fund's cash balance is recorded on an accrual basis and the Fund accrues its own expenses as incurred.

C.   FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. The Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations there under. Such amounts are treated by the Members as withholding tax credits for Federal income tax purposes. The actual amount of such taxes is not known until all K-1s from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents, if any, consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts and disclosures in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

G.   ALLOCATION OF NET PROFITS AND LOSSES

Net investment income (loss) and net realized and unrealized gains and losses on investments for the Fund are allocated to the Members' Capital Accounts based on their respective capital balances at the beginning of each allocation period relative to the capital of all Members' Capital Accounts. The beginning of an allocation period is defined as the beginning of each fiscal year, the date of admission of any new member, or the date of any additional subscription or redemption by a member.

H.   EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75% including the Fund's allocated portion of expense incurred by the Master Fund. The initial

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

term of the Expense Limitation Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3.   RELATED PARTY TRANSACTIONS

A.   MANAGEMENT FEE

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Adviser a management fee (the "Management Fee") at an annual rate of 1.00% of the Master Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Master Fund of interests in the Master Fund. The Management Fee accrues monthly and is payable at the end of each quarter. As an investor in the Master Fund, the Fund's value of its investment in the Master Fund is reduced by the Management Fee accrued by the Master Fund.

B.   BOARD FEES

Board fees are paid at the Master Fund level. See accompanying note in the Master Fund notes attached.

C.   INCENTIVE ALLOCATION

As of each March 31, upon any repurchases of Interests (solely with respect to the Interest repurchased), and upon termination of the Fund (each, a "Performance Period"), a reallocation (the "Incentive Allocation") will be made from the Capital Account of each Member to the Capital Account of the Special Advisory Member (the Adviser) equal to 10% of the amount, if any, by which the net profit allocated to such Member's Capital Account for such Performance Period in excess of the Hurdle Rate (based on the 90-day U.S. Treasury bill rates) for such Performance Period exceeds the positive balance of such Member's Loss Carryforward Account. The Incentive Allocation will be applied on a "high water mark" basis such that in the event a Capital Account suffers a net loss in a particular Performance Period, no Incentive Allocation will be made with respect to such Performance Period or any subsequent Performance Period, until such net loss is first recovered (taking into account interim repurchases, if any). For the year ended March 31, 2007, the Adviser earned an Incentive Allocation of $186,483.

The Hurdle Rate is calculated monthly using the average of the weekly 90-day U.S. Treasury bill for that month. For the year ended March 31, 2007, the average Hurdle Rate was 4.874%.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

D.   UNDERWRITING

Under the terms of an investor servicing agreement (the "Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

E.   SUB-ADMINISTRATION

The Adviser has also retained one of its affiliates, Deustche Investment Management Americas, Inc. ("DIMA"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, DIMA, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes.


4.   ADMINISTRATION AND OTHER FEES

In accordance with the terms of the administration agreement (the "Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.


5.   SECURITY TRANSACTIONS

As of March 31, 2007, the Fund's only investment was its investment in the Master Fund. Aggregate purchases of the Master Fund amounted to $28,318,125 and aggregate sales of the Master Fund amounted to $19,574,456 for the year ended March 31, 2007.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds (the "Investment Funds") in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off-balance sheet risk in these financial instruments as discussed in the notes to the Master Fund's financial statements.

7.   CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks.

The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

8.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.   RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9.   RECENT ACCOUNTING PRONOUNCEMENT (CONTINUED)

As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

10.  SUBSEQUENT EVENT

At a meeting of the Board of Directors (the "Board") of the Fund held on May 29, 2007, the Board approved a proposed transaction (the "Reorganization") whereby
(i) the Hatteras Multi-Strategy TEI Fund, L.P. (the "Hatteras Fund"), a closed-end management investment company whose investment adviser is Hatteras Investment Partners LLC, would acquire substantially all of the assets and liabilities of the Fund in exchange for interests in the Hatteras Fund, (ii) the Fund would distribute interests received from the Hatteras Fund to its members and (iii) the Fund would subsequently be dissolved. The Board's approval of the Reorganization is subject to the Board's subsequent approval of the terms of an acquisition agreement (the "Acquisition Agreement") relating to the Reorganization. Approval of the Reorganization also requires the vote of a majority of the outstanding interests of the Fund. If the Board approves the Acquisition Agreement, it will seek approval from members of the Fund at a special meeting of members to be held at a later date.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA               3         Directorships: State
c/o The Topiary Master Fund for                     inception     Consulting (financial                  University of New York at
Benefit Plan Investors (BPI) LLC                                  services consulting)                   Albany Foundation (1998
25 DeForest Ave.                                                  (2001 to present).                     to present); Tiger Asia
Summit, NJ  07901-2154                                            Formerly, Chief                        Overseas Fund, Ltd.
(9/18/55)                                                         Financial Officer,                     Offshore Fund; Tiger
                                                                  Tiger Management                       Global, Ltd., TS I
                                                                  (Investment adviser                    Offshore Limited (2004 to
                                                                  to hedge funds) (1993                  present); Tiger Consumer
                                                                  to 2001).                              Partners Offshore Fund,
                                                                                                         Ltd (2006 to present); K2
                                                                                                         Alternative Strategies
                                                                                                         (Offshore), Ltd. (2007 to
                                                                                                         present).

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private Investment Funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                    Director    Since         Partner and General          3                    None
c/o The Topiary Master Fund for                     Inception     Counsel, New
Benefit Plan Investors (BPI) LLC                                  Enterprise Associates
25 DeForest Ave.                                                  (venture capital
Summit, NJ  07901-2154                                            firm) (2001 to
(1/31/65)                                                         present).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                          Director      Since         Sr. Managing              3              Directorships:
c/o The Topiary Master Fund for                        Inception     Director of                              Gabelli Dividend &
Benefit Plan Investors (BPI) LLC                                     Investments, Beacon                      Income Trust (2003 to
25 DeForest Ave.                                                     Trust Co. (2004 to                       present); Gabelli
Summit, NJ  07901-2154                                               present); Chief                          Global Deal Fund
(6/12/47)                                                            Executive Officer,                       (2007 to present);
                                                                     Allied Capital Mgmt.                     Trustee, Levco Series
                                                                     LLC (registered                          Trust Mutual Funds
                                                                     investment adviser -                     (2 portfolios) (2001
                                                                     wholly owned                             to 2005); Allied
                                                                     subsidiary of                            Capital Management
                                                                     Honeywell) (1998 to                      LLC (1998 to 2004).
                                                                     2004); and Vice                          Formerly, Trustee,
                                                                     President -                              Scudder MG Investment
                                                                     Investments,                             Trust (formerly
                                                                     Honeywell                                Morgan Grenfell
                                                                     International, Inc.                      Investment Trust (11
                                                                     (advanced technology                     portfolios) (1994
                                                                     and manufacturer)                        to 2002).
                                                                     (1977to 2004).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------

        NAME, ADDRESS AND AGE         POSITIONS HELD WITH FUND            PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
345 Park Avenue, 24Th Floor                                      Operating Officer - Americas, DB Advisors LLC
New York, NY 10154                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute
Return Deutsche Asset Management                                 Strategies (2004 to present); Associate,
25 DeForest Ave., 2nd Floor                                      Schulte Roth & Zabel LLP (law firm) (2001-2004).
Summit, NJ  07901-2154
(04/27/75)
---------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002).
(06/06/63)
---------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002).
(06/18/73)
---------------------------------------------------------------------------------------------------------------------




    -----------------------------------------------------------------------
    (iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)                   Chief Compliance            Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management            Officer                     present); Head of Compliance, DB Absolute Return
345 Park Avenue, 16th Floor                                      Strategies (2003 to present); Head of Business Risk, DB
New York, NY  10154                                              Absolute Return Strategies (2001 to 2003).
(3/28/69)
------------------------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                     Secretary                   Director and Senior Counsel, Deutsche Asset Management
Deutsche Asset Management                                        (asset management division of Deutsche Bank) (2001 to
345 Park Avenue, 16th Floor                                      present).
New York, NY  10154
(1/9/71)
------------------------------------------------------------------------------------------------------------------------------------
David Goldman                        Assistant                   Vice President, Deutsche Asset Management (2006 to
Deutsche Asset Management            Secretary                   present); Assistant Vice President, Deutsche Asset
345 Park Avenue, 27th Floor                                      Management (2002 to 2005).
New York, NY  10154
(12/24/73)
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


    -----------------------------------------------------------------------

     (iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities); the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  ATTACHMENT A

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS



                        For the Year Ended March 31, 2007

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements



                        For the Year Ended March 31, 2007







                                    CONTENTS

Report of Independent Registered Public Accounting Firm ........................        1
Statement of Assets, Liabilities, and Members' Capital .........................        2
Schedule of Investments.........................................................      3-5
Statement of Operations.........................................................        6
Statement of Changes in Members' Capital........................................        7
Statement of Cash Flows.........................................................        8
Financial Highlights............................................................        9
Notes to Financial Statements...................................................    10-16
Directors and Officers Biographical Data........................................    17-21
Portfolio Proxy Voting Policies and Procedures; SEC Filings.....................       22
Components of Net Assets by Investment Strategy ...... .........................       23


             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respect, the financial position of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund") at March 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the two years then ended and for the period October 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2007 by correspondence with the general partners/ managing members of the investment funds, provide a reasonable basis for our opinion.

As more fully described in Note 9 to the financial statements, the Board of Directors of the Master Fund has approved a reorganization plan subject to approval of the terms of an acquisition agreement and subsequent approval by the Members of the Master Fund, whereby substantially all of the assets and liabilities of the Master Fund will be acquired by a third party.



MAY 29, 2007

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital

                                 MARCH 31, 2007

ASSETS
Investments in investment funds, at fair value (cost $66,182,077)       $      82,291,986
Cash and cash equivalents                                                       3,856,159
Receivable for investment funds sold                                              909,742
Receivable from Advisor                                                            22,131
Prepaid expenses                                                                   13,737
Other assets                                                                       14,763
                                                                        -----------------
         TOTAL ASSETS                                                   $      87,108,518
                                                                        =================
LIABILITIES
Professional fees payable                                               $         188,399
Taxes payable                                                                      61,815
Registration fees payable                                                          23,100
Management fee payable                                                             20,276
Investor services fees payable                                                     15,425
Administration fees payable                                                        13,334
Board preparation fees payable                                                      9,375
Custodian fees payable                                                              4,400
Redemptions payable                                                                 2,465
Other fees payable                                                                 38,839
                                                                        -----------------
         TOTAL LIABILITIES                                                        377,428
                                                                        -----------------
MEMBERS' CAPITAL                                                               86,731,090
                                                                        -----------------
TOTAL LIABILITIES AND MEMBERS' CAPITAL                                  $     87,108,518
                                                                        =================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments

                                 March 31, 2007

                                                                                                                          % OF
                                                                                                                         MEMBERS'
STRATEGY                  INVESTMENT FUND                                  COST        FAIR VALUE      LIQUIDITY*        CAPITAL
--------                  ---------------                                  ----        ----------      ---------         -------
Event Driven              Avenue Europe Investments, L.P.              $   932,212    $ 1,240,946       Quarterly          1.4%
                          Gracie Capital L.P.                            1,452,431      1,856,755       Annually           2.1%
                          Harbinger Capital Partners I, L.P.             1,374,965      2,072,417       Quarterly          2.4%
                          Jana Partners Qualified, L.P.                  2,450,000      3,105,980       Quarterly          3.6%
                          Marathon Special Opportunity Fund,
                                 L.P.                                    1,500,000      1,869,378       Annually           2.2%
                          Merced Partners, L.P.                          1,550,000      1,980,689       Annually           2.3%
                          Perry Partners, L.P.                           2,600,000      3,209,709       Annually           3.7%
                          Strategic Value Restructuring Fund, L.P.         870,036      1,402,474       Annually           1.6%
                          Venor Capital Partners, L.P.                   2,000,000      2,356,299       Quarterly          2.7%
                                                                       -----------    -----------                         ----
Total Event Driven                                                      14,729,644     19,094,647                         22.0%

Global Macro              Bear Stearns Emerging Markets Macro
                                Fund, L.P.                                 304,387        442,228       Quarterly          0.5%
                          Bridgewater Pure Alpha Trading Fund I          1,112,167      1,266,758       Monthly            1.5%
                          Drawbridge Global Macro Fund, L.P.             1,208,209      1,777,132       Quarterly          2.0%
                          Gondwana Fund, Ltd.                            1,150,000      1,133,476       Monthly            1.3%
                          Grinham Diversified Fund Ltd.                    950,000        977,453       Monthly            1.1%
                          GSA Capital Macro Partners, L.P.                 700,000        728,505       Monthly            0.8%
                          Red Kite Compass Fund, Ltd.                      349,545        415,593       Quarterly          0.5%
                                                                       -----------    -----------                         ----
Total Global Macro                                                       5,774,308      6,741,145                          7.7%

Long/Short Equity         Artha Emerging Markets Fund, L.P.              1,050,000      1,744,361       Quarterly          2.0%
                          Blue Crest Equity Fund, L.P.                   1,650,000      1,673,840       Quarterly          1.9%
                          Bonanza Partners L.P.                            999,499      1,304,737       Quarterly          1.5%
                          Brevan Howard Equity Strategies Fund L.P.      1,600,000      1,735,145       Monthly            2.0%
                          CPIM Structured Credit Fund 1000 Inc.
                                AQ1                                      1,300,000      1,272,453       Quarterly          1.5%
                          Delta Fund Europe L.P.                         1,036,103      1,591,440       Quarterly          1.8%



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                 March 31, 2007

                                                                                                                          % OF
                                                                                                                         MEMBERS'
STRATEGY                  INVESTMENT FUND                                  COST        FAIR VALUE      LIQUIDITY*        CAPITAL
--------                  ---------------                                  ----        ----------      ---------         -------
                           Delta Institutional L.P.                    $ 1,650,000    $ 1,916,681       Quarterly         2.2%
                           Hard Assets Partners, L.P.                    1,138,421      1,487,707       Monthly           1.7%
                           Hayground Cove Institutional Partners,                                       Quarterly
                                 L.P.                                      662,226        892,980                         1.0%
                           Ivory Flagship Fund, L.P.                     1,211,463      1,645,468       Quarterly         1.9%
                           Kinetics Partners, L.P.                         721,513      1,226,486       Quarterly         1.4%
                           Perceptive Life Sciences Fund                 1,400,000      1,547,893       Quarterly         1.8%
                           Lapp Opportunity Fund, L.P.                     900,000        967,573       Monthly           1.1%
                           Prism Partners QP, L.P.                       1,575,000      1,883,028       Quarterly         2.2%
                           Seligman Tech Spectrum Fund LLC                 974,882      1,257,576       Quarterly         1.5%
                           SR Global, L.P. Asia                          1,273,242      1,902,983       Monthly           2.2%
                           Talaris Fund, L.P.                            1,000,000      1,012,456       Quarterly         1.2%
                           TCS Capital II, L.P.                          1,283,017      2,167,067       Annually          2.5%
                           Third Coast Capital QP, L.P.                  1,400,000      1,588,248       Quarterly         1.8%
                           Torrey Pines Fund, L.L.C.                       899,024      1,142,295       Quarterly         1.3%
                           Tracer Capital Partners QP, LP                1,606,000      2,018,157       Quarterly         2.3%
                           UC Financials Fund Limited                      962,044      1,421,812       Monthly           1.7%
                                                                       -----------    -----------                       ------
Total Long/Short Equity                                                 26,292,434     33,400,386                        38.5%

Relative Value             All Blue Limited                                797,637        857,840       Monthly           1.0%
                           Amaranth Capital Partners, LLC                  393,922        186,446       Annually          0.2%
                           Black River Global Multi-Strategy Leveraged                                  Annually
                                Fund, L.L.C.                             2,900,000      3,272,633                         3.8%
                           Blue Crest Capital, L.P.                        750,000        752,712       Quarterly         0.9%
                           Bogle World Fund, L.P.                        2,400,000      2,947,545       Quarterly         3.4%


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                 March 31, 2007

                                                                                                                          % OF
                                                                                                                         MEMBERS'
STRATEGY                  INVESTMENT FUND                                  COST        FAIR VALUE      LIQUIDITY*        CAPITAL
--------                  ---------------                                  ----        ----------      ---------         -------
                           Citadel Wellington Partners, L.L.C.        $  3,019,132   $  4,659,936       Quarterly         5.4%
                           D.B. Zwirn Special Opportunities, L.P.        1,250,000      1,464,146       Annually          1.7%
                           HBK Offshore Fund Ltd.                        3,775,000      4,375,023       Quarterly         5.0%
                           Highbridge Asia Opportunities Fund, Ltd.      1,150,000      1,272,401       Quarterly         1.4%
                           Linden International Ltd.                     1,950,000      2,149,846       Quarterly         2.5%
                           Marathon Fund L.P.                            1,000,000      1,117,280       Quarterly         1.3%
                                                                       -----------   ------------                       -----
Total Relative Value                                                    19,385,691     23,055,808                        26.6%
                                                                       -----------   ------------                       -----
                          Total                                       $66,182,077    $ 82,291,986                        94.8%
                                                                                                                        -----
                          Other Assets in Excess of Liabilities                         4,439,104                         5.2%
                                                                                     ------------                       ------
                          Members' Capital                                           $ 86,731,090                       100.0%
                                                                                     ============                       =====

     * Investment Funds may also be subject to initial lock-up periods, gates and/or other limitations or redemptions.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Operations

                        For the Year Ended March 31, 2007

INVESTMENT INCOME
   Interest income                                                                        $     245,724

EXPENSES
   Management fees                                                    $    858,146
   Professional fees                                                       358,304
   Board of Directors fees and expenses                                    133,762
   Administration fees                                                     176,090
   Investor services fees                                                   84,112
   Insurance fees                                                           59,067
   Registration fees                                                        19,385
   Custodian fees                                                           15,029
   Printing fees                                                            10,000
   Other expenses                                                            1,277
                                                                      ------------
       Total expenses                                                    1,715,172

   Management fees waived by Adviser                                      (213,692)
                                                                      ------------
       Net expenses                                                                            1,501,480
                                                                                          --------------
       NET INVESTMENT LOSS                                                                    (1,255,756)
                                                                                          --------------
GAINS FROM INVESTMENT FUND TRANSACTIONS
       Net realized gain from investment funds redeemed                  1,709,003
       Net change in unrealized appreciation on investment funds         5,920,329
                                                                      ------------
       NET GAINS FROM INVESTMENT FUNDS TRANSACTIONS                                            7,629,332
                                                                                          --------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           $    6,373,576
                                                                                          ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statements of Changes in Members' Capital


                                                                         YEAR ENDED               YEAR ENDED
                                                                       MARCH 31, 2007           MARCH 31, 2006
                                                                   -----------------------   --------------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                $    (1,255,756)            $  (1,084,665)
   Net realized gains of investment funds
         redeemed                                                           1,709,003                   998,415
   Net change in unrealized appreciation
         on investment funds                                                5,920,329                 7,700,870
                                                                      ---------------             -------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS             6,373,576                 7,614,620
 FROM MEMBERS' CAPITAL TRANSACTIONS
    Subscriptions                                                          28,318,125                36,559,361
    Redemptions                                                           (19,574,444)              (27,011,363)
    Distributions                                                            (397,489)                 (165,055)
                                                                      ---------------             -------------
          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
                TRANSACTIONS                                                8,346,192                 9,382,943
                                                                      ---------------             -------------
          NET CHANGE IN MEMBERS' CAPITAL                                   14,719,768                16,997,563

Members' Capital at beginning of year                                      72,011,322                55,013,759
                                                                      ---------------             -------------
Members' Capital at end of year                                       $    86,731,090             $  72,011,322
                                                                      ===============             =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows

                        For the Year Ended March 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' Capital from operations                             $  6,373,576
   Adjustments to reconcile net increase in Members' Capital from operations to net cash used in operating activities:
       Purchases of investment funds                                             (26,400,000)
       Sales of investment funds                                                  20,174,505
       Net realized gains from investment funds redeemed                          (1,709,003)
       Net change in unrealized appreciation on investment funds                  (5,920,329)
       Decrease  in investment in investment funds made in advance                 4,950,000
       Decrease in receivable for investment funds sold                            1,151,129
       Decrease in receivable from Advisor                                             6,366
       Increase in prepaid expenses                                                   (1,204)
       Increase in other assets                                                       (8,880)
       Increase in professional fees payable                                             387
       Increase in taxes payable                                                      30,967
       Decrease in registration fees payable                                          (6,501)
       Decrease in management fee payable                                            (86,627)
       Increase in investor services fees payable                                      3,915
       Decrease in board preparation fees payable                                    (40,625)
       Increase in custodian fees payable                                              2,200
       Increase in other fees payable                                                 28,552
                                                                                ------------
         NET CASH USED IN OPERATING ACTIVITIES                                    (1,451,572)
                                                                                ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                  25,094,968
   Redemptions                                                                   (19,571,979)
   Distributions                                                                    (397,489)
                                                                                ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                 5,125,500
                                                                                ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                          3,673,928
Cash and cash equivalents at beginning of year                                       182,231
                                                                                ------------
Cash and cash equivalents at end of year                                        $  3,856,159
                                                                                ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW ACTIVITY
Taxes paid                                                                      $    366,522
                                                                                ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights





                                                                                               PERIOD FROM OCTOBER
THE FOLLOWING REPRESENTS THE RATIOS TO                                                               1, 2004
AVERAGE MEMBERS' CAPITAL AND OTHER                                                              (COMMENCEMENT OF
FINANCIAL HIGHLIGHTS INFORMATION FOR THE             YEAR ENDED              YEAR ENDED       OPERATIONS) THROUGH
PERIOD/YEAR:                                       MARCH 31, 2007          MARCH 31, 2006        MARCH 31, 2005
                                             ----------------------------------------------------------------------
     Ratios to average Members'
     capital:

         Net investment loss (b)                    (1.46%)                    (1.60%)               (1.67%)(a)

         Net expenses (b)(c)                         1.75%                      1.75%                 1.75% (a)

     Total return                                    7.37%                     11.27%                 5.04% (d)

     Portfolio turnover rate                           26%                        39%                    3%

     Members' Capital, end of period
     (thousands)                                  $86,731                 $   72,011             $  55,014


     (a)  Annualized for periods of less than one year.
     (b) The Adviser waived $213,692 of fees for the year ended March 31, 2007. The net investment loss ratio would have been 0.25% greater and the total expenses ratio would have been 0.25% greater had these fees and expenses not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $113,973 and $265,284 of fees and expenses for the periods ended March 31, 2006 and 2005, respectively. The net investment loss ratio would have been 0.17% and 1.17% greater and the total expenses ratio would have been 0.17% and 1.17% greater had these fees and expenses not been waived and reimbursed by the Adviser.
     (c) Expense ratios for the underlying Investment Funds are not included in the Fund's expense ratio.
     (d)  Not annualized.
          The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At March 31, 2007, the investment by the Offshore Fund constitutes 98.6% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 1.4%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment Funds (the "Investment Funds") to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc., performing services as Topiary Fund Management, (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

any applications for interests in the Fund. The Fund from time to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.   FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying Investment Funds to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under. Such amounts recorded as distributions are treated by the Members as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1s from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H.   EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75%. The initial term of the Expense Limitation Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fee for the year ended March 31, 2007 was $858,146 of which $20,276 was payable at period end.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the year through March 31, 2007. For the year ended March 31, 2007, the Adviser waived management fees of $213,692.

In accordance with the terms of the administration agreement (the "Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Deutsche Investment Management Americas, Inc. ("DIMA"), to provide sub-administration services pursuant to the Board services agreement.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Under this agreement, DIMA, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. As compensation for services set forth herein that are rendered by DIMA during the term of this Agreement, the Funds pays DIMA a fee for services rendered.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $16,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the "Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.   SECURITY TRANSACTIONS

As of March 31, 2007, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $26,400,000 and aggregate sales of Investment Funds amounted to $20,174,505 for the year ended March 31, 2007.

At March 31, 2007, the estimated cost of investments for Federal income tax purposes was $66,182,077. As of that date, net unrealized appreciation on investments was estimated to be $16,109,909, made up of gross unrealized appreciation on investments of $16,361,456 and gross unrealized depreciation on investments of $251,547.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.   CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

7.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8.   RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. Management will continue to monitor the Fund's tax positions prospectively for potential future impacts.

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8.   RECENT ACCOUNTING PRONOUNCEMENT (CONTINUED)

As of March 31, 2007, management does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

9.   SUBSEQUENT EVENT

At a meeting of the Board of Directors (the "Board") of the Fund held on May 29, 2007, the Board approved a proposed transaction (the "Reorganization") whereby
(i) the Hatteras Multi-Strategy TEI Fund, L.P. (the "Hatteras Fund"), a closed-end management investment company whose investment adviser is Hatteras Investment Partners LLC, would acquire substantially all of the assets and liabilities of the Fund in exchange for interests in the Hatteras Fund, (ii) the Fund would distribute interests received from the Hatteras Fund to its members and (iii) the Fund would subsequently be dissolved. The Board's approval of the Reorganization is subject to the Board's subsequent approval of the terms of an acquisition agreement (the "Acquisition Agreement") relating to the Reorganization. Approval of the Reorganization also requires the vote of a majority of the outstanding interests of the Fund. If the Board approves the Acquisition Agreement, it will seek approval from members of the Fund at a special meeting of members to be held at a later date.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA               3         Directorships: State
c/o The Topiary Master Fund for                     inception     Consulting (financial                  University of New York at
Benefit Plan Investors (BPI) LLC                                  services consulting)                   Albany Foundation (1998
25 DeForest Ave.                                                  (2001 to present).                     to present); Tiger Asia
Summit, NJ  07901-2154                                            Formerly, Chief                        Overseas Fund, Ltd.
(9/18/55)                                                         Financial Officer,                     Offshore Fund; Tiger
                                                                  Tiger Management                       Global, Ltd., TS I
                                                                  (Investment adviser                    Offshore Limited (2004 to
                                                                  to hedge funds) (1993                  present); Tiger Consumer
                                                                  to 2001).                              Partners Offshore Fund,
                                                                                                         Ltd (2006 to present); K2
                                                                                                         Alternative Strategies
                                                                                                         (Offshore), Ltd. (2007 to
                                                                                                         present).

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private Investment Funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                    Director    Since         Partner and General          3                    None
c/o The Topiary Master Fund for                     Inception     Counsel, New
Benefit Plan Investors (BPI) LLC                                  Enterprise Associates
25 DeForest Ave.                                                  (venture capital
Summit, NJ  07901-2154                                            firm) (2001 to
(1/31/65)                                                         present).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                      TERM OF           PRINCIPAL           IN FUND                OTHER
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)         COMPLEX            DIRECTORSHIPS
                                        HELD WITH    LENGTH OF       DURING THE PAST      OVERSEEN BY               HELD
        NAME, ADDRESS AND AGE             FUND      TIME SERVED         5 YEARS             DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                          Director      Since         Sr. Managing              3              Directorships:
c/o The Topiary Master Fund for                        Inception     Director of                              Gabelli Dividend &
Benefit Plan Investors (BPI) LLC                                     Investments, Beacon                      Income Trust (2003 to
25 DeForest Ave.                                                     Trust Co. (2004 to                       present); Gabelli
Summit, NJ  07901-2154                                               present); Chief                          Global Deal Fund
(6/12/47)                                                            Executive Officer,                       (2007 to present);
                                                                     Allied Capital Mgmt.                     Trustee, Levco Series
                                                                     LLC (registered                          Trust Mutual Funds
                                                                     investment adviser -                     (2 portfolios) (2001
                                                                     wholly owned                             to 2005); Allied
                                                                     subsidiary of                            Capital Management
                                                                     Honeywell) (1998 to                      LLC (1998 to 2004).
                                                                     2004); and Vice                          Formerly, Trustee,
                                                                     President -                              Scudder MG Investment
                                                                     Investments,                             Trust (formerly
                                                                     Honeywell                                Morgan Grenfell
                                                                     International, Inc.                      Investment Trust (11
                                                                     (advanced technology                     portfolios) (1994
                                                                     and manufacturer)                        to 2002).
                                                                     (1977to 2004).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------

        NAME, ADDRESS AND AGE         POSITIONS HELD WITH FUND            PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
345 Park Avenue, 24Th Floor                                      Operating Officer - Americas, DB Advisors LLC
New York, NY 10154                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute
Return Deutsche Asset Management                                 Strategies (2004 to present); Associate,
25 DeForest Ave., 2nd Floor                                      Schulte Roth & Zabel LLP (law firm) (2001-2004).
Summit, NJ  07901-2154
(04/27/75)
---------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002).
(06/06/63)
---------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002).
(06/18/73)
---------------------------------------------------------------------------------------------------------------------




    -----------------------------------------------------------------------
    (iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)                   Chief Compliance            Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management            Officer                     present); Head of Compliance, DB Absolute Return
345 Park Avenue, 16th Floor                                      Strategies (2003 to present); Head of Business Risk, DB
New York, NY  10154                                              Absolute Return Strategies (2001 to 2003).
(3/28/69)
------------------------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                     Secretary                   Director and Senior Counsel, Deutsche Asset Management
Deutsche Asset Management                                        (asset management division of Deutsche Bank) (2001 to
345 Park Avenue, 16th Floor                                      present).
New York, NY  10154
(1/9/71)
------------------------------------------------------------------------------------------------------------------------------------
David Goldman                        Assistant                   Vice President, Deutsche Asset Management (2006 to
Deutsche Asset Management            Secretary                   present); Assistant Vice President, Deutsche Asset
345 Park Avenue, 27th Floor                                      Management (2002 to 2005).
New York, NY  10154
(12/24/73)
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


    -----------------------------------------------------------------------

     (iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities); the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

                          COMPONENTS OF NET ASSETS BY
                              INVESTMENT STRATEGY


           [PIE CHART OMITTED] [EDGAR REPRESENTATION OF DATA FOLLOWS]

                        OTHER ASSETS               5.2%
                        EVENT DRIVEN              22.0%
                        GLOBAL MACRO               7.7%
                        LONG/SHORT EQUITY         38.5%
                        RELATIVE VALUE            26.6%

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Nolan Altman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $23,800 for 2007 and $22,100 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $16,078 for 2007 and $32,500 for 2006. These services relate to consents for repurchase of shares and semi-annual reviews.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $68,550 for 2007 and $37,900 for 2006.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission (the "Commission"), including the 1940 Act and the Sarbanes-Oxley Act of 2002.


  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h)  Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES
The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Adviser, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

The Policies describe the way in which the Adviser resolves conflicts of interest. To resolve conflicts, the Adviser, under normal circumstances, votes proxies in accordance with its guidelines. If the Adviser departs from the Policies with respect to a particular proxy or if the Policies do not specifically address a certain proxy proposal, a committee established by the Adviser will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Adviser will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Adviser may not be able to vote proxies or may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Adviser may not vote proxies on certain foreign securities due to local restrictions or customs. The Adviser generally does not vote proxies on securities subject to share blocking restrictions.

The Fund will be required to file new Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-888-262-0965, or (ii) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SECTION (A)(1)

The DB Absolute Return Strategies Fund of Funds team ("DB ARS-FOF") is primarily responsible for the investment management of the Master Fund with respect to the Adviser. The DB ARS-FOF team is comprised of a group of dedicated analysts with responsibility for performing due diligence and analysis on Investment Fund investments and for the portfolio management of the Master Fund. A senior analyst is responsible for the day-to-day investment management of the Master Fund and is supported by a back-up analyst. Mr. Steven L. Bossi, who had been Deputy Head of the DB ARS-FOF team and a portfolio manager thereon, has been promoted to Global Head of Fund-of-Funds for DB Absolute Return Strategies and is primarily responsible for management of the DB ARS-FOF team and the investment management and development of the Adviser's multi-manager hedge fund products. Mr. Bossi also manages a DB Absolute Return Strategies multi-strategy fund of funds and is lead analyst for several relative value and event-driven strategies. Mr. Bossi joined the Adviser in 2001 after nine years of experience as president and chief operating officer of AI International Corporation, an investment advisory firm, where he actively managed global investments in traditional and alternative markets, including equity, fixed income, emerging markets, distressed securities, merger arbitrage, convertible arbitrage, and private equity securities. Prior to that, Mr. Bossi was a fixed income portfolio manager at Aetna Life & Casualty. Mr. Bossi received a B.S. from the University of Connecticut and an M.B.A. from the University of Chicago. The information above is provided as of the date of this filing.

SECTION (A)(2)

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Adviser. The tables below show, for each portfolio manager, the number and asset size of (i) SEC-registered investment companies (or series thereof) other than the Fund,
(ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (E.G., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of March 31, 2007.


OTHER SEC-REGISTERED INVESTMENT COMPANIES MANAGED

-------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL ASSETS OF         NUMBER OF INVESTMENT       TOTAL ASSETS OF
   NAME OF PORTFOLIO        NUMBER OF REGISTERED      REGISTERED INVESTMENT     COMPANY ACCOUNTS WITH    PERFORMANCE-BASED FEE
        MANAGER             INVESTMENT COMPANIES            COMPANIES           PERFORMANCE-BASED FEES          ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      0                         $0                         0                        $0
-------------------------------------------------------------------------------------------------------------------------------

OTHER POOLED INVESTMENT VEHICLES MANAGED

-------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF POOLED
                                                                                  INVESTMENT VEHICLES        TOTAL ASSETS OF
   NAME OF PORTFOLIO          NUMBER OF POOLED        TOTAL ASSETS OF POOLED     WITH PERFORMANCE-BASED     PERFORMANCE-BASED
        MANAGER             INVESTMENT VEHICLES        INVESTMENT VEHICLES                FEES                FEE ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      24                 $5,640,168,426.52                 23                $5,599,819,991.69
-------------------------------------------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED

-------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF OTHER          TOTAL ASSETS OF
   NAME OF PORTFOLIO                                    TOTAL ASSETS OF OTHER        ACCOUNTS WITH          PERFORMANCE-BASED
        MANAGER              NUMBER OF OTHER ACCOUNTS         ACCOUNTS            PERFORMANCE-BASED FEES       FEE ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      6                     $621,673,524.47                 6                 $621,673,524.47
-------------------------------------------------------------------------------------------------------------------------------


     The Adviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Adviser is affiliated with a variety of entities that provide and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate, and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers, and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential, or apparent conflicts of interest. These interests and activities include potential advisory, transactional, and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Adviser's advisory clients.

     In addition, real, potential, or apparent conflicts of interests may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

     o Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Adviser may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by the Firm and other clients of the Firm and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. The Adviser will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

     o To the extent that the Fund's portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will need to divide his time and attention among relevant accounts.

     o In some cases, a real, potential, or apparent conflict may arise where the Adviser may have an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages.

          This information is provided as of March 31, 2007.

SECTION (A)(3)

          The Adviser seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salary, which is linked to job function, responsibilities, and financial services industry peer compensation, and (ii) variable components, which are linked to investment performance, individual contributions to the team, and DB ARS's and Deutsche Bank's financial results. Variable compensation may include a cash and/or stock bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

          Bonus and long-term incentives comprise a greater proportion of compensation as seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive and may earn a bonus that is a multiple of their base salary. The amount of equity awarded is generally based on the individual's total compensation package and may comprise from 0% to 40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory deferral of a portion of their equity compensation into proprietary mutual funds that they manage.

          To evaluate its investment professionals, the Adviser uses a Performance Management Process. Objectives are related to investment performance and generally take into account appropriate peer group and benchmark-related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Adviser considers a number of quantitative and qualitative factors such as:

          o    DB  ARS's  performance  and the  performance  of  Deutsche  Asset
               Management;

          o Quantitative measures which include actual pre-tax performance, looking first against benchmarks over different time periods with a focus on trailing one-, three-, and five-year performance. The Adviser reviews performance for both alpha (a measure of risk-adjusted performance) and risk versus pre-determined benchmarks  and fund peer  groups.  Additionally,  the  portfolio manager's retail/institutional asset mix is weighted, as appropriate, for evaluation purposes;

          o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Adviser assesses compliance, risk management, and teamwork skills.

          o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Adviser, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

          For certain investment professionals, total compensation is determined with regard to revenues generated by the funds they manage and not with regard to the foregoing quantitative and qualitative factors.

          In addition, the Adviser analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

          This information is provided as of March 31, 2007.

SECTION (A)(4)

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all funds in the Fund Complex, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans. This information is provided as of March 31, 2007.

-----------------------------------------------------------------------------------------------------------
                                             DOLLAR RANGE OF EQUITY           DOLLAR RANGE OF ALL FUND
       NAME OF PORTFOLIO MANAGER             SECURITIES IN THE FUND             COMPLEX SHARES OWNED
-----------------------------------------------------------------------------------------------------------
Steven L. Bossi                                       None                              None
-----------------------------------------------------------------------------------------------------------


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule  30a-2(b)  under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Topiary Fund for Benefit Plan Investors (BPI) LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Pamela Kiernan
                         -------------------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date    June 11, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date    June 11, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                           Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                           (principal financial officer)

Date    June 11, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.